Bank Borrowings - Schedule of Maturities of Long-Term Debt (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY
Debt Disclosure [Abstract]
Within one year	$ 45,148	273,310
Between one and two years	36,514	221,046
Between two and three years	11,140	67,437
Between three and four years	5,158	31,227
Between four and five years	870	5,264
Total	$ 98,830	598,284